Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of expense by nature

				2025
	Cost of sales (i)	Selling, general and administrative	Mineral exploration and project evaluation	Total
Raw materials and consumables used (ii)	(1,279,041)	-	-	(1,279,041)
Third-party services	(474,079)	(56,706)	(60,620)	(591,405)
Depreciation and amortization	(284,226)	(3,847)	(923)	(288,996)
Employee benefit expenses	(219,165)	(68,086)	(13,219)	(300,470)
Other expenses	(32,648)	(16,813)	(6,934)	(56,395)
	(2,289,159)	(145,452)	(81,696)	(2,516,307)

				2024
	Cost of sales (i)	Selling, general and administrative	Mineral exploration and project evaluation	Total
Raw materials and consumables used (ii)	(1,187,542)	-	-	(1,187,542)
Third-party services	(481,942)	(43,170)	(49,197)	(574,309)
Depreciation and amortization	(322,135)	(7,375)	(688)	(330,198)
Employee benefit expenses	(209,526)	(60,124)	(9,630)	(279,280)
Other expenses	(27,265)	(16,659)	(8,461)	(52,385)
	(2,228,410)	(127,328)	(67,976)	(2,423,714)

				2023
	Cost of sales	Selling, general and administrative	Mineral exploration and project evaluation	Total
Raw materials and consumables used	(1,228,138)	-	-	(1,228,138)
Third-party services	(508,556)	(44,441)	(73,210)	(626,207)
Depreciation and amortization	(306,251)	(4,025)	(199)	(310,475)
Employee benefit expenses	(204,269)	(53,534)	(13,786)	(271,589)
Other expenses	(27,143)	(24,599)	(12,417)	(64,159)
	(2,274,357)	(126,599)	(99,612)	(2,500,568)

(i) As of December 31, 2025, the Company recognized USD 2,888 in cost of sales related to idle-capacity costs in Juiz de Fora, due to the temporary shutdown of the emissions control system, and USD 2,475 in El Porvenir, mainly due to lower production levels resulting from adverse weather conditions and temporary suspensions of mining operations during the second and fourth quarters, respectively.

As of December 31, 2024, the Company recognized idle capacity costs totaling USD 34,591 related to the Aripuanã mine and plant during its ramp-up phase (including depreciation of USD 9,092), as well as USD 3,661 related to idle capacity at El Porvenir.

As of December 31, 2023, the Company recognized idle capacity costs totaling USD 12,455, mainly arising from temporary production interruptions at Cerro Lindo, Atacocha and Cajamarquilla due to adverse weather conditions, social unrest and unplanned maintenance activities.

(ii) The increase in raw materials and consumables used for the year ended December 31, 2025, compared with the same period in 2024, was primarily driven by higher average LME prices for zinc and copper, which increased the unit cost of concentrate consumed during the year. This effect was primarily due to Cajamarquilla, where higher production and processing volumes led to increased consumption of concentrates and related operating inputs.